SHARE BASED PAYMENTS - Unvested Option Activity (Details) - $ / shares			12 Months Ended
	Dec. 31, 2022	Nov. 17, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of non-vested options
Number of non-vested options, beginning of period (in shares)			615,000	92,000
Granted during the year (in shares)			50,000	585,000
Exercised during the year (in shares)			0	0
Forfeited during the year (in shares)			(15,000)	(12,000)
Expired during the year (in shares)			0	0
Number of vested options (in shares)			(161,250)	(50,000)
Number of non-vested options, end of period (in shares)	488,750		488,750	615,000	92,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Number of vested options, beginning of period (in shares)			0	94,000
Number of vested options, exercised during the year (in shares)			(161,250)	(120,000)
Number of vested options, forfeited during the year (in shares)				(24,000)
Number of vested options (in shares)			161,250	50,000
Number of vested options, ending of period (in shares)	0		0	0	94,000
Weighted average exercise price per share ($)
Number of non-vested options (in dollars per share)	$ 12.87		$ 12.87	$ 14.31	$ 11.61
Granted during the year (in dollars per share)		$ 22.78	25.00	15.84
Exercised during the year (in dollars per share)			(9.67)	(11.78)
Forfeited during the year (in dollars per share)			(7.50)	(16.12)
Expired during the year (in dollars per share)			0	0
Vested during the year (in dollars per share)			$ 0	$ 0
Weighted average remaining contractual term (years)
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsVestedAndExpectedToVestOutstandingWeightedAverageRemainingContractualTerm1	3 years 8 months 12 days			4 years 9 months 18 days	3 years
Weighted average remaining contractual term, granted during the year				4 years 9 months 18 days
Weighted average contractual term, exercised during the year			3 years 9 months 18 days
Weighted average contractual term, forfeited during the year			3 years
Weighted average contractual term, vested during the year			3 years 10 months 24 days
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsVestedAndExpectedToVestOutstandingWeightedAverageRemainingContractualTerm1	3 years 8 months 12 days			4 years 9 months 18 days	3 years
Weighted average grant date fair value ($)
Weighted average grant date fair value (in dollars per share)	$ 17.33		$ 17.33	$ 15.50	$ 13.17
Weighted average grant date fair value, options granted in period (in dollars per share)			25.00	15.84
Weighted average grant date fair value, options exercises in period (in dollars per share)			(13.40)	(13.15)
Weighted average grant date fair value, options forfeited in period (in dollars per share)			(10.20)	(17.05)
Weighted average grant date fair value, options expired in period (in dollars per share)			0	0
Weighted average grant date fair value, options vested in period (in dollars per share)			$ 13.40	$ 11.54